Pension plan obligations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	R$ (4,267,083)	R$ (5,081,485)
Interest cost	28,454	35,951
Current service cost	(28,454)	(35,951)
Interest cost	(515,623)	(463,992)
Actuarial (gains)/losses recorded as other comprehensive income	(450,173)	852,128
Benefits paid	489,496	462,217
Defined benefit obligation, ending	(4,771,837)	(4,267,083)
Fair value of the plan's assets, beginning	2,468,182	2,938,614
Expected return of the plans assets	302,466	274,265
Companys contributions	35,580	39,676
Participants contributions	24,749	30,180
Benefits paid	(261,415)	(240,667)
Actuarial gains/(losses) recorded as other comprehensive income	62,114	(573,886)
Fair value of the plan's assets, ending	2,631,676	2,468,182
Asset ceiling		(132,244)
(Deficit)/Surplus	(2,140,161)	(1,931,145)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,335,938)	(2,982,863)
Interest cost	(28,454)	35,951
Current service cost	28,454	(35,951)
Interest cost	(282,334)	(274,718)
Actuarial (gains)/losses recorded as other comprehensive income	(345,879)	716,927
Benefits paid	261,415	240,667
Defined benefit obligation, ending	(2,731,190)	(2,335,938)
Fair value of the plan's assets, beginning	2,468,182	2,938,614
Expected return of the plans assets	302,466	274,265
Companys contributions	35,580	39,676
Participants contributions	24,749	30,180
Benefits paid	(261,415)	(240,667)
Actuarial gains/(losses) recorded as other comprehensive income	62,114	(573,886)
Fair value of the plan's assets, ending	2,631,676	2,468,182
Asset ceiling		(132,244)
(Deficit)/Surplus	(99,514)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(1,931,145)	(2,098,622)
Interest cost
Current service cost
Interest cost	(233,289)	(189,274)
Actuarial (gains)/losses recorded as other comprehensive income	(104,294)	135,201
Benefits paid	228,081	221,550
Defined benefit obligation, ending	(2,040,647)	(1,931,145)
Fair value of the plan's assets, beginning
Expected return of the plans assets
Companys contributions
Participants contributions
Benefits paid
Actuarial gains/(losses) recorded as other comprehensive income
Fair value of the plan's assets, ending
Asset ceiling
(Deficit)/Surplus	R$ (2,040,647)	R$ (1,931,145)